OppenheimerFunds, Inc.
Two World Financial Center
225 Liberty Street, 11th Floor
New York, NY 10281-1008

Amee Kantesaria

Vice President &

Assistant Counsel

August 25, 2009

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

          Re:     Oppenheimer Select Value Fund

                    Registration Nos. 333-100700; 811-21208

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on August 20, 2009.

                     Sincerely,

/s/ Amee Kantesaria

                                                      Amee Kantesaria

Vice President &

Assistant Counsel

212.323.5217

akantesaria@oppenheimerfunds.com

cc:     Nancy S. Vann
         Gloria LaFond